Leases (Details 2) - Farmlands [Member] - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	$ 235	$ 166	$ 12
No Later Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	61	42	12
Later Than 1 Year and Not Later Than 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	169	112
More Than 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	$ 5	$ 12